Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
A.    Revenue disaggregation
For the six- and three-month periods ended June 30, 2023 and 2022, the revenues were as follows:

For the six-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	136,012,733	—	—	81,871,944	68,962,617	—	869,253	287,716,547
Other	39,759,687		—	—	—	5,264,697	—	40,520	45,064,904
Europe	33,896,770		—	—	—	2,573,765	—	—	36,470,535
Local	552,684		391,745,411	884,275	—	61,040,076	457	9,101,787	463,324,690
Incentive for automotive fuels (2)	—		19,163	—	—	—	—	—	19,163
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	832,595,839
2022
United States	Ps.	206,219,194	—	—	127,505,427	125,401,036	—	980,535	460,106,192
Other	68,066,246		—	—	—	4,147,571	—	3,047,940	75,261,757
Europe	33,875,463		—	—	—	2,326,347	—	—	36,201,810
Local	193,561		544,213,875	755,518	—	38,975,665	528	6,333,962	590,473,109
Incentive for automotive fuels (2)	—		75,055,185	—	—	—	—	—	75,055,185
Total	Ps.	308,354,464	619,269,060	755,518	127,505,427	170,850,619	528	10,362,437	1,237,098,053
Major products and services
2023
Crude oil	Ps.	210,131,099	—	—	—	1,955,375	—	—	212,086,474
Gas	77,596		31,648,990	—	2,439,805	17,270,489	—	—	51,436,880
Refined petroleum products	—		357,697,788	—	539,640	117,146,844	—	—	475,384,272
Incentive for automotive fuels (2)	—		19,163	—	—	—	—	—	19,163
Other	—		2,233,988	—	78,892,499	455,897	—	9,983,763	91,566,147
Services	13,179		164,645	884,275	—	1,012,550	457	27,797	2,102,903
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	832,595,839
2022
Crude oil	Ps.	308,160,903	—	—	—	—	—	—	308,160,903
Gas	137,569		64,589,228	—	4,592,291	49,777,615	—	—	119,096,703
Refined petroleum products			467,335,043	—	61,044,103	117,463,434	—	—	645,842,580
Incentive for automotive fuels (2)	—		75,055,185	—	—	—	—	—	75,055,185
Other	—		11,746,730	—	61,031,658	2,540,530	—	10,356,048	85,674,966
Services	55,992		542,874	755,518	837,375	1,069,040	528	6,389	3,267,716
Total	Ps.	308,354,464	619,269,060	755,518	127,505,427	170,850,619	528	10,362,437	1,237,098,053
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	210,208,695	381,329,360	884,275	81,871,944	136,828,605	—	9,983,763	821,106,642
Products and services transferred over the time	13,179		10,435,214	—	—	1,012,550	457	27,797	11,489,197
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	832,595,839
2022
Products transferred at a point in time	Ps.	308,298,472	590,794,339	755,518	126,668,052	169,781,579	—	10,356,048	1,206,654,008
Products and services transferred over the time	55,992		28,474,721	—	837,375	1,069,040	528	6,389	30,444,045
Total	Ps.	308,354,464	619,269,060	755,518	127,505,427	170,850,619	528	10,362,437	1,237,098,053

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.

For the three-month periods ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	69,342,075	—	—	43,120,332	34,568,985	—	400,358	147,431,750
Other	22,290,415		—	—	—	3,245,955	—	27,773	25,564,143
Europe	18,818,524		—	—	—	1,858,790	—	—	20,677,314
Local	502,029		178,890,234	938,914	—	34,264,175	225	5,888,446	220,484,023
Incentive for automotive fuels (2)	—		(374)	—	—	—	—	—	(374)
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	414,156,856
2022
United States	Ps.	112,342,310	—	—	74,112,073	66,505,495	—	151,366	253,111,244
Other	45,308,316		—	—	—	1,893,485	—	178,370	47,380,171
Europe	18,698,464		—	—	—	583,036	—	—	19,281,500
Local	98,750		308,047,814	332,289	—	22,436,980	221	4,559,365	335,475,419
Incentive for automotive fuels (2)	—		64,529,190	—	—	—	—	—	64,529,190
Total	Ps.	176,447,840	372,577,004	332,289	74,112,073	91,418,996	221	4,889,101	719,777,524
Major products and services
2023
Crude oil	Ps.	110,912,923	—	—	—	1,274,349	—	—	112,187,272
Gas	33,701		13,975,569	—	2,439,805	6,791,280	—	—	23,240,355
Refined petroleum products	—		164,464,859	—	(34,383,489)	65,086,715	—	—	195,168,085
Incentive for automotive fuels (2)	—		(374)	—	—	—	—	—	(374)
Other	—		328,284	—	75,064,238	283,020	—	6,308,660	81,984,202
Services	6,419		121,522	938,914	(222)	502,541	225	7,917	1,577,316
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	414,156,856
2022
Crude oil	Ps.	176,349,089	—	—	—	(545,108)	—	—	175,803,981
Gas	52,918		33,842,246	—	4,592,291	27,766,467	—	—	66,253,922
Refined petroleum products	—		266,504,836	—	43,645,022	63,577,862	—	—	373,727,720
Incentive for automotive fuels (2)	—		64,529,190	—	—	—	—	—	64,529,190
Other	—		7,460,356	—	25,884,765	155,005	—	4,885,945	38,386,071
Services	45,833		240,376	332,289	(10,005)	464,770	221	3,156	1,076,640
Total	Ps.	176,447,840	372,577,004	332,289	74,112,073	91,418,996	221	4,889,101	719,777,524
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	110,946,624	225,728,523	938,914	43,120,554	73,435,364	—	6,308,660	460,478,639
Products and services transferred over the time	6,419		(46,838,663)	—	(222)	502,541	225	7,917	(46,321,783)
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	414,156,856
2022
Products transferred at a point in time	Ps.	176,402,007	354,144,854	332,289	74,122,078	90,954,226	—	4,885,944	700,841,398
Products and services transferred over the time	45,833		18,432,150	—	(10,005)	464,770	221	3,157	18,936,126
Total	Ps.	176,447,840	372,577,004	332,289	74,112,073	91,418,996	221	4,889,101	719,777,524

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.